Short-term Loans (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2015	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Short-term Loans [Abstract]
Maturity of short-term loans	12 months
Interest rate of short-term loans	London InterBank Offered Rate ("LIBOR") plus 1.0%
Short-term loans obtained from an offshore branch of a bank		¥ 131,046	$ 20,230	¥ 0
Deposits pledged for short-term loans		¥ 125,000	$ 19,297	¥ 0